Business Combination (Details) - Schedule of Purchase Price ¥ in Thousands	Jun. 30, 2024 CNY (¥)
Schedule of Purchase Price [Abstract]
Cash and cash equivalents	¥ 3,515
Other current assets	604
Property and equipment, net	279
Intangible assets	3,120
Operating lease right-of-use assets	166
Goodwill	7,389
Operating lease liabilities, current portion	(149)
Other current liabilities	(13,082)
Total purchase consideration	¥ 1,842